INCOME TAXES - Schedule of Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
PRC statutory income tax rate	25.00%	25.00%	25.00%
Impact of different tax rates in other jurisdictions	(1.10%)	(1.80%)	(2.10%)
Research and development bonus deduction	3.40%	2.00%	0.80%
Non-deductible selling, general and administrative expenses
Non-deductible expenses	(2.00%)	(1.60%)	(1.30%)
Preferential tax rates	(9.50%)	(11.20%)	(10.80%)
Change of tax rates	(5.50%)	(2.90%)	(2.20%)
Change in valuation allowance	(41.80%)	(5.20%)	(5.60%)
Actual income tax expense	(31.50%)	4.30%	3.80%